Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2014
Assets pledged and collateral	Assets pledged
end of	2Q14	4Q13
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	146,633	142,952
of which encumbered	93,046	92,300

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q14	4Q13
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	385,554	359,517
of which sold or repledged	288,640	267,896